Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [table]
Balance at beginning of period	$ 22,383	$ 10,353
Additions	0	19,434
Subleases	0	(2,580)
Depreciation	(2,699)	(3,237)
Adjustments	414	0
Deconsolidated	0	(1,587)
Balance at end of period	20,098	22,383
Lease Liabilities [Table]
Balance at beginning of period	37,843	10,995
Additions	0	30,305
Cash paid for rent (principal + interest)	(5,263)	(4,173)
Interest expense	2,354	2,495
Adjustments	414	0
Deconsolidated	0	(1,779)
Balance at end of period	35,348	37,843
Short-term and Long-term portion of lease liability [Table]
Short-term Portion of Lease Liability			$ 3,261	$ 2,929
Long-term Portion of Lease Liability			32,088	34,914
Lease liabilities	35,348	37,843	35,348	37,843
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received			45,348
Interest	10,000
Lease liabilities	$ 35,348	$ 37,843	35,348	37,843
Short-term and Long-term of lease receivables [Table]
Short-term Portion of Lease Receivable			381	350
Long-term Portion of Lease Receivable			1,700	$ 2,082
Total Lease Receivable			2,082
Finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received			2,387
Unearned Finance income			305
Net investment in the lease			2,082
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received			5,422
Finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received			494
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received			5,609
Finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received			504
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received			6,275
Finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received			513
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received			6,489
Finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received			523
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received			5,101
Finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received			353
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received			16,452
Finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received			$ 0